BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)																		1 Months Ended	3 Months Ended				6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 07, 2024 USD ($)	Aug. 19, 2024 USD ($)	Aug. 16, 2024 USD ($)	Jul. 08, 2024 USD ($)	Jul. 03, 2024 shares	Jul. 03, 2024 shares	Jun. 27, 2024 USD ($) $ / shares shares	Mar. 15, 2024 USD ($)	Mar. 13, 2024 USD ($)	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Oct. 10, 2023 USD ($)	Jun. 08, 2023 USD ($)	Mar. 15, 2023 USD ($)	Jan. 11, 2023 USD ($) $ / shares shares	Jan. 14, 2021 shares	Jan. 31, 2023 shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jul. 30, 2024 USD ($)	Jun. 26, 2024 shares	May 02, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jan. 10, 2024 USD ($)	Jan. 08, 2024 shares	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 16, 2023 shares	Feb. 28, 2023 USD ($)	Aug. 01, 2022 USD ($)	Nov. 30, 2020 USD ($)
Class of warrant or right, outstanding | shares												11,221,954								10,557,453			10,557,453				11,221,954	11,221,954	15,566,667
Federal deposit insurance corporation premium expense																							$ 250,000					$ 250,000
Deferred offering costs												$ 17,054,000								$ 17,054,000			17,054,000				$ 17,054,000	17,054,000
Underwriters discount																							16,500,000					16,500,000
Temporary equity, stock issued during period, value, new issues																							16,254,000					16,254,000
Cost																							$ 800,000					800,000
Net tangible assets												$ 5,000,001															$ 5,000,001	$ 5,000,001
Redemption of common shares | shares																							3,797,169	26,068,281				26,068,281	26,068,281
Temporary equity, shares outstanding | shares												3,931,719								134,550			134,550				3,931,719	3,931,719
Aggregate redemption amount																				$ (215,000)		$ (921,000)	$ (488,000)	$ (2,292,000)
Temporary equity aggregate amount of redemption requirement																$ 265,050,166
Net income loss																				2,175,000		(2,122,000)	4,634,000	(3,036,000)				$ (139,000)	$ (15,069,000)
Accumulated deficit												$ 18,674,000								23,796,000			23,796,000				$ 18,674,000	18,674,000	14,735,000
Stockholders' deficit												18,673,000								23,795,000		13,990,000	23,795,000	13,990,000			18,673,000	18,673,000	$ 14,734,000				$ 21,405,000				$ 15,191,000
Cash												$ 22,000								0			0				$ 22,000	22,000
Deferred related costs																							300,000,000					$ 300,000,000
Debt instrument, face amount																																								$ 2,000,000
Stardust Power Inc And Subsidiary [Member]
Class of warrant or right, outstanding | shares																			10,430,800							10,430,800
Cost																									$ 44,186		$ 44,186
Net income loss																			10,092,312	2,694,362	843,800	1,739,280			2,828,585	14,185,887	3,793,585
Accumulated deficit												$ 3,793,585							43,050,972							43,050,972	3,793,585	$ 3,793,585
Stockholders' deficit												3,734,762							$ 13,304,610	$ 7,710,413	2,828,495	$ 1,984,695	$ 7,710,413	$ 1,984,695	2,828,495	$ 13,304,610	3,734,762	3,734,762					$ 5,074,276			$ 3,734,762	$ 245,415
Additional investor finance												$ 15,000,000															$ 15,000,000	$ 15,000,000
Share issued against exercised stock options | shares																											288,333
Share issued against exercised stock options | shares												68,125							125,411							125,411	68,125	68,125										259,000
Safe notes issuance costs																					$ 29,655				$ 466,302 [1]		$ 466,302
Deferred cost												$ 1,005,109							199,724							199,724	$ 1,005,109	$ 1,005,109
Undeveloped area | ft²												66															66	66
Nonrefundable option purchase of land													$ 75,000	$ 25,000
Legal and professional fees												$ 238,030															$ 1,586,680
Advertising expense																											34,858
Other transaction costs																											450,113
Cash																			$ 1,587,086							1,587,086
Other investments				$ 10,075,002
Trust account proceeds net				$ 1,564,086
Stock Issued During Period, Value, New Issues															$ 90
Deferred related costs																										6,496,114
Equity classified instruments												$ 7,501,223															7,501,223	$ 7,501,223
Non-refundable Payment													$ 75,000	$ 25,000
Debt instrument, face amount																																		$ 1,562,030
Non-refundable extension payment																														$ 33,333		$ 33,333
Capital project costs																										$ 1,770,821
Stardust Power Inc And Subsidiary [Member] | I G X Note [Member]
Notes payable		$ 176,000
Interest rate		6.00%
Maturity date		Dec. 16, 2024
Stardust Power Inc And Subsidiary [Member] | I G L Note [Member]
Notes payable			$ 316,000
Interest rate			6.00%
Maturity date			Jul. 01, 2025
Stardust Power Inc And Subsidiary [Member] | IGX LOI [Member]
Non-refundable Payment								$ 25,000	$ 30,000
Nonrefundable payment								50,000
Consideration amount								26,025,000
Payments comprising cash and stock								18,025,000
Work commitment								$ 8,000,000
Stardust Power Inc And Subsidiary [Member] | Legal And Professional Consulting Services [Member]
Cost																											$ 75,136
Stardust Power Inc And Subsidiary [Member] | Restricted Stock [Member]
Share issued against exercised stock options | shares																																						68,125
Subsequent Event [Member] | Stardust Power Inc And Subsidiary [Member]
Nonrefundable option purchase of land																																		$ 1,562,030
Subsequent Event [Member] | Stardust Power Inc And Subsidiary [Member] | Purchase Agreement [Member]
Stock Issued During Period, Value, New Issues	$ 50,000,000
2024 Extension Meeting [Member] | Subsequent Event [Member]
Redemption of common shares | shares										2,137,134
Temporary equity redemption price per share | $ / shares										$ 11.05
Aggregate redemption amount										$ 23,615,331
IPO [Member]
Deferred related costs																												$ 300,000,000
Notes payable																																									$ 199,000
Common Class A [Member]
Sale of stock, number of shares issued in transaction | shares																												23,615,000
Redemption of common shares | shares																		26,068,281										2,137,134
Temporary equity redemption price per share | $ / shares												$ 11.12								$ 11.38			$ 11.38				$ 11.12	$ 11.12	$ 10.16
Temporary equity accretion to redemption value							$ 18,893,209
Temporary equity, shares outstanding | shares												3,931,719								134,550			134,550				3,931,719	3,931,719	30,000,000		134,550
Conversion of stock | shares											7,400,000																	1,503,254
Temporary equity aggregate amount of redemption requirement							$ 18,893,209				$ 23,615,000
Common Class A [Member] | Subsequent Event [Member]
Redemption of common shares | shares					137,427	2,877
Temporary equity redemption price per share | $ / shares											$ 11.05
Aggregate redemption amount											$ 23,615,331
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Redemption of common shares | shares							1,660,035				2,137,134					26,068,281												26,068,281
Temporary equity redemption price per share | $ / shares							$ 11.38				$ 11.05	$ 10.167				$ 10.167											$ 10.167	$ 10.167
Temporary equity accretion to redemption value							$ 18,893,209									$ 265,050,000												$ 265,050,000
Temporary equity, shares outstanding | shares							134,550				1,794,585	3,931,719				3,931,719				134,550			134,550				3,931,719	3,931,719	30,000,000		1,794,585				3,931,719
Temporary equity aggregate amount of redemption requirement											$ 23,615,000
Share issued against exercised stock options | shares																26,068,281												26,068,281
Common Class A [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction | shares																	30,000,000						30,000,000
Common Class B [Member]
Conversion of stock | shares																												127,777

[1]	Includes related party amounts of $Nil and $435,000 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.